PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited)
1
VY
®
Morgan Stanley Global
Franchise Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.9%
France : 6.1%
14,134
L'Oreal SA
$ 5,857,301
1.9
7,708  LVMH Moet Hennessy
Louis Vuitton SE
5,818,235
1.9
42,114
Pernod Ricard SA
7,011,560
2.3
18,687,096
6.1
Germany : 5.5%
129,710
SAP SE
16,789,926
5.5
Italy : 0.4%
92,217
Davide Campari-Milano NV
1,085,609
0.4
Netherlands : 2.8%
87,281
Heineken NV
7,694,827
2.5
37,203
Universal Music Group NV
970,857
0.3
8,665,684
2.8
United Kingdom : 8.9%
238,717  Reckitt Benckiser Group
PLC
16,834,601
5.5
303,056
RELX PLC
10,229,188
3.4
27,063,789
8.9
United States : 74.2%
102,007
Abbott Laboratories
9,879,378
3.3
58,620
Accenture PLC - Class A
18,002,788
5.9
25,158
Aon PLC - Class A
8,156,727
2.7
27,216
Arthur J Gallagher & Co.
6,203,343
2.0
33,473  Automatic Data Processing,
Inc.
8,052,934
2.6
46,619
Becton Dickinson and Co.
12,052,410
4.0
22,819  Broadridge Financial
Solutions, Inc.
4,085,742
1.3
30,067
CDW Corp.
6,066,318
2.0
111,087
Coca-Cola Co.
6,218,650
2.0
57,759
Danaher Corp.
14,330,008
4.7
28,438
Equifax, Inc.
5,209,273
1.7
127,912
Experian PLC
4,183,716
1.4
4,131  FactSet Research Systems,
Inc.
1,806,321
0.6
110,458  Intercontinental Exchange,
Inc.
12,152,589
4.0
10,075  Jack Henry & Associates,
Inc.
1,522,736
0.5
70,326
Microsoft Corp.
22,205,434
7.3
12,769
Moody's Corp.
4,037,175
1.3
24,627
NIKE, Inc. - Class B
2,354,834
0.8
63,208
Otis Worldwide Corp.
5,076,234
1.7
214,596  Philip Morris International,
Inc.
19,867,298
6.5
56,028
Procter & Gamble Co.
8,172,244
2.7
16,439
Roper Technologies, Inc.
7,961,079
2.6
20,060
STERIS PLC
4,401,565
1.5
27,665  Thermo Fisher Scientific,
Inc.
14,003,193
4.6
72,581
Visa, Inc. - Class A
16,694,356
5.5
17,543
Zoetis, Inc.
3,052,131
1.0
225,748,476
74.2
Total Common Stock
(Cost $233,865,012)
298,040,580
97.9
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
Total Long-Term
Investments
(Cost $233,865,012)
$ 298,040,580
97.9
SHORT-TERM INVESTMENTS : 1.5%
Mutual Funds : 1.5%
4,491,569
(1)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 5.240%
(Cost $4,491,569) $ 4,491,569 1.5
Total Short-Term
Investments
(Cost $4,491,569)
4,491,569
1.5
Total Investments in
Securities
(Cost $238,356,581) $ 302,532,149 99.4
Assets in Excess of
Other Liabilities 1,775,326 0.6
Net Assets $ 304,307,475 100.0
(1)
Rate shown is the 7-day yield as of September 30, 2023.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 30.7%
Consumer Staples 23.9
Health Care 19.0
Industrials 10.7
Financials 10.6
Consumer Discretionary 2.7
Communication Services 0.3
Short-Term Investments 1.5
Assets in Excess of Other Liabilities 0.6
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)
2
VY
®
Morgan Stanley Global
Franchise Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
France $ — $ 18,687,096 $ — $ 18,687,096
Germany — 16,789,926 — 16,789,926
Italy — 1,085,609 — 1,085,609
Netherlands — 8,665,684 — 8,665,684
United Kingdom — 27,063,789 — 27,063,789
United States 221,564,760 4,183,716 — 225,748,476
Total Common Stock 221,564,760 76,475,820 — 298,040,580
Short-Term Investments 4,491,569 — — 4,491,569
Total Investments, at fair value $ 226,056,329 $ 76,475,820 $ — $ 302,532,149
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 70,269,323
Gross Unrealized Depreciation (6,093,756)
Net Unrealized Appreciation $ 64,175,567